Revenue from Contracts with Customers - Disaggregation of revenue (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contracts with Customers
REVENUE	$ 350	$ 126	$ 763	$ 793	$ 2,119
Minimum
Revenue from Contracts with Customers
Invoice due period	30 days		30 days
Maximum
Revenue from Contracts with Customers
Invoice due period	45 days		45 days
Travel revenue
Revenue from Contracts with Customers
REVENUE	$ 256	62	$ 446	468	1,605
Products and professional services revenue
Revenue from Contracts with Customers
REVENUE	$ 94	$ 64	$ 317	$ 325	$ 514